Commitments & Contingencies (Details) - Part-3 - USD ($)								3 Months Ended	12 Months Ended
	Jan. 24, 2024	Jan. 17, 2024	Jan. 04, 2024	Jan. 03, 2024	Sep. 07, 2023	Jul. 21, 2023	Apr. 18, 2023	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Sep. 01, 2023	Aug. 31, 2023	Aug. 23, 2023	Apr. 24, 2023	Apr. 20, 2023	Oct. 18, 2021
Commitments & Contingencies [Line Items]
Asset purchase agreement	$ 6,000						$ 24,500,000
Loan	$ 3,600,000						$ 14,500,000						$ 1,400,000	$ 1,060,000
Payments term							7 years
Accrued salary and wages						$ 122,292
Initial Payment						32,576
Amount of damaged stock					$ 2,000,000
Accrued loss of potential liability					$ 1,600,000
Common stock, shares (in Shares)								1,665,265	107,698	1,318,968						1,417
Shares of warrant (in Shares)											9,086	60,000
Preferred stock, shares issued (in Shares)								0	0	0
Fees amount			$ 3,200,000
Acquired transaction								$ 1,008,669
Preferred stock value
Preferred stock par value (in Dollars per share)								$ 0.001	$ 0.001	$ 0.001
Intangible assets								$ 321,000		$ 321,000
Fixed assets								$ 266,448
Preferred stock shares (in Shares)								0	0	0
Divided				$ 1,600,000
Settlement shares (in Shares)		296,296
Employment Contracts [Member]
Commitments & Contingencies [Line Items]
Base compensation						385,000
Asset Purchase Agreement [Member]
Commitments & Contingencies [Line Items]
Cash							$ 10,000,000
Warrant [Member]
Commitments & Contingencies [Line Items]
Shares of warrants (in Shares)															2
Warrant value								$ 252,669
Minimum [Member]
Commitments & Contingencies [Line Items]
Amount of payments			2,200,000
Maximum [Member]
Commitments & Contingencies [Line Items]
Amount of payments			$ 3,200,000
Common Stock [Member]
Commitments & Contingencies [Line Items]
Common stock, shares (in Shares)								50,000
Trading price								$ 256,000
Shares of warrants (in Shares)								50,000
Settlement shares (in Shares)								296,296	231
Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Preferred stock, shares issued (in Shares)			5,000
Preferred stock shares (in Shares)								30,905	0	24,905
Brain Scientific Inc [Member]
Commitments & Contingencies [Line Items]
Intangible assets								$ 5,703,995
Stock Options [Member] | Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Preferred stock, shares issued (in Shares)								5,000
Preferred stock value								$ 500,000
Preferred stock par value (in Dollars per share)								$ 5,000
MDNA Lifesciences, Inc [Member] | Warrant [Member]
Commitments & Contingencies [Line Items]
Shares of warrant (in Shares)			50,000
MDNA Lifesciences, Inc [Member] | Common Stock [Member]
Commitments & Contingencies [Line Items]
Common stock, shares (in Shares)			50,000
GRA [Member]
Commitments & Contingencies [Line Items]
Ownership interest percentage							50.00%
Agility Inc [Member]
Commitments & Contingencies [Line Items]
Ownership interest percentage							50.00%
Mr. Shatzkes [Member] | Employment Contracts [Member]
Commitments & Contingencies [Line Items]
Base compensation						$ 290,000
Series B-1 Convertible Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.001
Series B-1 Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Preferred stock par value (in Dollars per share)								$ 1,000
Preferred stock value								$ 5,970,443
Series B-1 Preferred Stock [Member] | Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Preferred stock shares (in Shares)								6,000